SUBSEQUENT EVENTS (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Subsequent Events 1	$ 35,870,253
Subsequent Events 2	1,603
Subsequent Events 3	1,985
Subsequent Events 4	1,603
Subsequent Events 5	8.70%
Subsequent Events 6	$ 32,749,541